                                      [Graphic]
  Prospectus

  Primary A Shares

  January 1, 2002


Stock Funds
Nations Convertible Securities Fund
Nations Value Fund
Nations Strategic Growth Fund
Nations Capital Growth
Fund
Nations MidCap Growth Fund
Nations Small Company Fund

International Stock Fund
Nations International Equity Fund

Government & Corporate Bond Funds
Nations Short-Term Income Fund
Nations Short-Intermediate Government Fund
Nations Intermediate Bond Fund
Nations Bond Fund

Municipal Bond Funds
Nations Intermediate Municipal Bond Fund
Nations California Municipal Bond Fund

The Securities and
Exchange Commission
(SEC) has not approved
or disapproved these
securities or determined
if this prospectus is
truthful or complete.
Any representation to
the contrary is a criminal
offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

NATIONS FUNDS

An overview of the Funds
--------------------------------------------------------------------------------


[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used
      in this prospectus on page 64.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N. A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.



This booklet, which is called a prospectus, tells you about some Nations Funds Stock, International Stock, Government & Corporate Bond and Municipal Bond Funds. These Funds are expected to commence operations on or about May 10, 2002. Please read it carefully, because it contains information that's designed to help you make informed investment decision.

About the Funds
Each type of Fund has a different investment focus:

  .Stock Funds invest primarily in equity securities of U.S. companies.

  .International Stock Funds invest primarily in equity securities of companies outside the U.S.

  .Government & Corporate Bond Funds focus on the potential to earn income by investing primarily in fixed income securities.

  .Municipal Bond Funds focus on the potential to earn income that is generally free from federal income tax (and state income tax for Nations California Municipal Bond Fund) by investing primarily in municipal securities. Nations California Municipal Bond Fund invests most of its assets in securities issued by the State of California and its public authorities and local governments, and is generally intended for residents of that state.

The Funds also have different risk/return characteristics because they invest in different kinds of securities.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

Fixed income securities and municipal securities have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of fixed income securities and municipal securities.

Because it invests primarily in securities issued by one state, and its public authorities and local governments, Nations California Municipal Bond Fund is considered to be non-diversified. This means the value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

In every case, there's a risk that you'll lose money or you may not earn as much as you expect.

Choosing the right Funds for you
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Stock and International Stock Funds all focus on growth. They may be suitable for you if:

  .you have longer-term investment goals

  .they're part of a balanced portfolio

  .you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

They may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with equity securities, including foreign securities

  .you have short-term investment goals

  .you're looking for a regular stream of income

The Government & Corporate Bond and Municipal Bond Funds focus on the potential to earn income. They may be suitable for you if:

  .you're looking for income

  .you have longer-term investment goals

The Municipal Bond Funds may be suitable if you also want to reduce taxes on your investment income.

The Government & Corporate Bond and Municipal Bond Funds may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with fixed income securities

Comparing Nations California Municipal Bond Fund
There are two groups of State Municipal Bond Funds in the Nations Funds Family:
Intermediate Municipal Bond Funds and Long-Term Municipal Bond Funds. The main difference between the two groups is their portfolio duration -- a measure used to estimate how much a Fund's securities will fluctuate in response to a change in interest rates.

The Long-Term Municipal Bond Funds, such as Nations California Municipal Bond Fund, which have longer portfolio durations, generally have the potential to earn more income than Intermediate Municipal Bond Funds, but they also have more risk because their prices tend to change more when interest rates change.

The table below is designed to help you understand the differences between these two groups of Funds only and their relative income and risk potential --you should not use it to compare these Funds with other mutual funds or other kinds of investments. A Fund's income and risk potential can change over time.

                                                        Income     Risk
                                          Duration     potential potential
     Intermediate Municipal Bond Funds   3 to 6 yrs    moderate  moderate
     Long-Term Municipal Bond Funds    more than 6 yrs   high      high

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 7.

For more information
If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged sub-advisers, which are responsible for the day-to-day investment decisions for each of the Funds

     [Graphic]
      You'll find more about
      BA Advisors and the sub- advisers starting on page 54.



[Graphic]
        About the Funds

       Nations Convertible Secu  rities Fund                           7
       Sub-adviser: Banc of America Capital Management, LLC
       -------------------------------------------------------------------
       Nations Value Fund                                             10
       Sub-adviser: Banc of America Capital Management, LLC
       -------------------------------------------------------------------
       Nations Strategic Growth Fund                                  13
       Sub-adviser: Banc of America Capital Management, LLC
       -------------------------------------------------------------------
       Nations Capital Growth Fund                                    16
       Sub-adviser: Banc of America Capital Management, LLC
       -------------------------------------------------------------------
       Nations MidCap Growth Fund                                     19
       Sub-adviser: Banc of America Capital Management, LLC
       -------------------------------------------------------------------
       Nations Small Company Fund                                     22
       Sub-adviser: Banc of America Capital Management, LLC
       -------------------------------------------------------------------
       Nations International Equity Fund                              25
       Sub-advisers: Marsico Capital Management, LLC, INVESCO Global
       Asset Management (N.A.), Inc. and Putnam Investment Management
       LLC
       -------------------------------------------------------------------
       Nations Short-Term Income Fund                                 28
       Sub-adviser: Banc of America Capital Management, LLC
       -------------------------------------------------------------------
       Nations Short-Intermediate Government Fund                     32
       Sub-adviser: Banc of America Capital Management, LLC
       -------------------------------------------------------------------
       Nations Intermediate Bond Fund                                 36
       Sub-adviser: Banc of America Capital Management, LLC
       -------------------------------------------------------------------
       Nations Bond Fund                                              40
       Sub-adviser: Banc of America Capital Management, LLC
       -------------------------------------------------------------------
       Nations Intermediate Municipal Bond Fund                       44
       Sub-adviser: Banc of America Capital Management, LLC
       -------------------------------------------------------------------
       Nations California Municipal Bond Fund                         48
       Sub-adviser: Banc of America Capital Management, LLC
       -------------------------------------------------------------------
       Other important information                                    52
       -------------------------------------------------------------------
       How the Funds are managed                                      54
       -------------------------------------------------------------------

      About your investment
[Graphic]

              Information for investors
                Buying, selling and exchanging shares           58
                Distributions and taxes                         61
              -----------------------------------------------------
              Terms used in this prospectus                     64
              -----------------------------------------------------
              Where to find more information            back cover

[Graphic]
     About the sub-adviser

     Banc of America Capital Management, LLC (BACAP) is this Fund's sub-adviser. BACAP's Income Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 55.

[Graphic]
     What are convertible securities?

     Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the "underlying" common stock.

     Convertible securities typically:

         .have higher income potential than the underlying common stock

         .are affected less by changes in the stock market than the underlying common stock

         .have the potential to increase in value if the value of the underlying common stock increases


Nations Convertible Securities Fund

[Graphic]
     Investment objective
     The Fund seeks to provide investors with a total investment return, comprised of current income and capital appreciation, consistent with prudent investment risk.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in convertible securities mostly issued by U.S. issuers. The Fund may invest up to 15% of its assets in Eurodollar convertible securities.

Most convertible securities are not investment grade. The team generally chooses convertible securities that are rated at least "B" by a nationally recognized statistical rating organization (NRSRO). The team may choose unrated securities if it believes they are of comparable quality at the time of investment.

The Fund may invest directly in equity securities. The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team looks for opportunities to participate in the growth potential of the underlying common stocks, while earning income that is generally higher than the income these stocks earn.

When identifying individual investments, the team evaluates a number of factors, including:

  .the issuer's financial strength and revenue outlook

  .earnings trends, including changes in earnings estimates

  .the security's conversion feature and other characteristics

The team tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The team also may convert securities to common shares when it believes it's appropriate to do so.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other Important Information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Convertible Securities Fund has the following risks:

      .Investment strategy risk - The team chooses convertible securities that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the Fund's ability to meet its objective.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Interest rate risk - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.65%
 Other expenses/1/                                    0.30%
                                                      -----
                                                      0.95%
 Total annual Fund operating expenses                 =====

/1/ Other expenses are based on estimates.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 year 3 years
Primary A Shares                                                  $97    $303

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Value Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 55.

[Graphic]
     What is value investing?

     Value investing means looking for ''undervalued'' companies -- quality companies that may be currently out of favor and selling at a reduced price, but that have good potential to increase in value.

     The team uses fundamental and quantitative analysis to help decide whether the current stock price of a company may be lower than the company's true value, and then looks for things that could trigger a rise in price, like a new product line, new pricing or a change in management. This trigger is often called a ''catalyst.''


Nations Value Fund

[Graphic]
     Investment objective
     The Fund seeks growth of capital by investing in companies that are believed to be undervalued.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in common stocks of U.S. companies. It generally invests in companies in a broad range of industries with market capitalizations of at least $1 billion and daily trading volumes of at least $3 million.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses fundamental and quantitative analysis to identify stocks of companies that it believes are undervalued and have the potential for price appreciation, looking at, among other things:

  .mature, fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity

  .various measures of relative valuation, including expected cash flow return
   (based upon the company's expected earnings and dividends), price-to-earnings ratio, price-to-current book value ratio, dividend yield, and enterprise value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratio. The team believes that companies with lower relative valuations are generally more likely to provide better opportunities for capital appreciation

  .the stock's estimated intrinsic valuation per share, relative to its current stock price

  .a potential "catalyst" for improved stock valuation and stock price appreciation. This could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may limit the number of buy and sell transactions it makes

  .will try to sell shares that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when its price reaches the target set by the team, there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Value Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes are undervalued, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.65%
 Other expenses/1/                                    0.29%
                                                      -----
                                                      0.94%
 Total annual Fund operating expenses                 =====

/1/Other expenses are based on estimates.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 year 3 years
Primary A Shares                                                  $96    $300

[Graphic]
     About the sub-adviser

     The Fund does not have its own investment adviser or sub-adviser because it's a "feeder fund." A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

     BA Advisors is the Master Portfolio's investment adviser, and BACAP is its sub-adviser. BACAP's Growth Strategies Team makes the day-to-day investment decisions for the Master Portfolio.

     [Graphic]
      You'll find more about
      BACAP on page 55.

[Graphic]
     Minimizing taxes

     The Master Portfolio's proactive tax management strategy may help reduce capital gains distributions. The tax management strategy seeks to limit portfolio turnover, offset capital gains with capital losses and sell securities that have the lowest tax burden on shareholders.


Nations Strategic Growth Fund

[Graphic]
     Investment objective
     The Fund seeks long-term, after-tax returns by investing in a diversified portfolio of common stocks.

[Graphic]

     Principal investment strategies
     The Fund invests all of its assets in Nations Strategic Growth Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in common stocks of companies that it selects from most major industry sectors. The Master Portfolio normally holds 60 to 80 securities, which include common stocks, preferred stocks and convertible securities like warrants and rights.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalizations of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  .the growth prospects of the company's industry

  .the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P 500 as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains and income distributed to shareholders. For example, the team:

  .will focus on long-term investments to try to limit the number of buy and sell transactions

  .will try to sell securities that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

  .invests primarily in securities with lower dividend yields

  .may use options, instead of selling securities

While the Master Portfolio tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when it believes that the profitability of the company's industry is beginning to decline, there is a meaningful deterioration in the company's competitive position, the company's management fails to execute its business strategy, when the manager considers the security's price to be overvalued, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Strategic Growth Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that are believed to have the potential for long-term growth. There is a risk that the value of these investments will not rise as expected, or will fall.

      .Stock market risk - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Convertible securities risk - The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the Master Portfolio may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the Master Portfolio's ability to meet its objective.

      .Technology and technology-related risk - The Master Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.




[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                                      Primary A
(Fees paid directly from your investment)                              Shares
Maximum sales charge (load) imposed on purchases                        none
Maximum deferred sales charge (load)                                    none

Annual Fund operating expenses
(Expenses that are deducted from the Fund's assets)/1/
Management fees                                                         0.65%
Other expenses/2/                                                       0.28%
                                                                        -----
Total annual Fund operating expenses                                    0.93%
                                                                        =====

     /1/These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.
     /2/Other expenses are based on estimates.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 year 3 years
Primary A Shares                                                  $95    $296

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Growth Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 55.

[Graphic]
     What is a growth fund?

     Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These are typically companies that are developing or applying new technologies, products or services in growing industry sectors.


Nations Capital Growth Fund

[Graphic]
     Investment objective
     The Fund seeks growth of capital by investing in companies that are believed to have superior earnings growth potential.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in common stocks of companies that have one or more of the following characteristics:

      .above-average earnings growth compared with the S&P 500

      .established operating histories, strong balance sheets and favorable financial performance

      .above-average return on equity compared with the S&P 500

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalization of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  .the growth prospects of the company's industry

  .the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P 500 Index as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may limit the number of buy and sell transactions it makes

  .will try to sell shares that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when its price reaches the target set by the team, the company's growth prospects are deteriorating, when the team believes other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Capital Growth Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have superior growth potential and are selling at reasonable prices, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.
[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses//
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.65%
 Other expenses/1/                                    0.30%
                                                      -----
                                                      0.95%
 Total annual Fund operating expenses                 =====

/1/ Other expenses are based on estimates.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 year 3 years
Primary A Shares                                                  $97    $303

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser.
     BACAP's Growth Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
       You'll find more about
       BACAP on page 55.

[Graphic]
     What is a midcap growth fund?

     A midcap growth fund invests in medium-sized companies whose earnings are expected to grow or to continue growing. These companies may be expanding in existing markets, entering into new markets, developing new products or increasing their profit margins by gaining market share or streamlining their operations.

     These companies can have better potential for rapid earnings than larger companies. They may, however, have a harder time securing financing and may be more sensitive to a setback in sales than larger, more established companies.


Nations MidCap Growth Fund

[Graphic]
     Investment objective
     The Fund seeks capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in companies chosen from a universe of medium capitalization companies. The Fund generally holds securities of between 60 and 100 issuers, which include common stocks, preferred stocks and convertible securities like warrants, rights and convertible debt.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalization of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  .the growth prospects of the company's industry

  .the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P MidCap 400 as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may limit the number of buy and sell transactions it makes

  .will try to sell shares that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when its price reaches the target set by the team, the company's growth prospects are deteriorating, when the team believes other investments are more attractive, and for other reasons.

    [Graphic]
     You'll find more about
     other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations MidCap Growth Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.65%
 Other expenses/1/                                    0.33%
                                                      -----
                                                      0.98%
 Total annual Fund operating expenses                 =====

/1/ Other expenses are based on estimates.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 year 3 years
Primary A Shares                                                  $100   $312

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's SmallCap Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
       You'll find more about
       BACAP on page 55.

[Graphic]
     Why invest in a small company fund?

     A small company fund invests in smaller companies with promising products or that are operating in a dynamic field. These companies can have stronger potential for rapid earnings growth than larger companies. They may, however, have a harder time securing financing and may be more sensitive to a setback than larger, more established companies.

     The team looks for companies whose earnings are growing quickly, and whose share prices are reasonably valued.


Nations Small Company Fund

[Graphic]
     Investment objective
     The Fund seeks long-term capital growth by investing primarily in equity securities.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in companies with a market capitalization of $2 billion or less. The Fund usually holds 75 to 130 equity securities.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined process based on the fundamental analysis of the overall economy, industry conditions, and the financial situation and management of each company. It generates ideas from:

  .company meetings/conferences

  .independent industry analysis

  .quantitative analysis

  .Wall Street (brokerage) research

The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:

  .gaining an in-depth understanding of the company's business

  .evaluating the company's growth potential, risks and competitive strengths

  .discussing its growth strategy with company management

  .validating the growth strategy with external research

The team will only invest in a company when its stock price is attractive relative to its forecasted growth.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may limit the number of buy and sell transactions it makes

  .will try to sell shares that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when its price reaches the target set by the team, the company's growth prospects are deteriorating, when the team believes other investments are more attractive, and for other reasons.

    [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Small Company Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Small company risk - Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary A
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.90%
 Other expenses/1/                                    0.30%
                                                      -----
 Total annual Fund operating expenses                 1.20%
 Fee waivers and/or reimbursements                   (0.05)%
                                                     -------
                                                      1.15%
 Total net expenses/2/                                =====

/1/ Other expenses are based on estimates.

/2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this agreement if such recovery does not cause the Fund's expenses to exceed the expense level shown above.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3 year example

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                 1 year 3 years
Primary A Shares                                                  $117   $376

[Graphic]
     About the sub-advisers

     The Fund does not have its own investment adviser or sub-adviser because it's a "feeder fund." A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

     BA Advisors is the Master Portfolio's investment adviser. The Master Portfolio is a "multi-manager" fund, which means that it's managed by more than one sub-adviser. Marsico Capital Management, LLC (Marsico Capital), INVESCO Global Asset Management (N.A.), Inc. (INVESCO) and Putnam Investment Management LLC (Putnam) each manage approximately one-third of the assets of the Master Portfolio. James G. Gendelman of Marsico Capital, INVESCO's International Equity Portfolio Management Team and Putnam's Core International Equity Group make the day-to-day investment decisions for their portions of the Master Portfolio.

     [Graphic]
      You'll find more about Marsico
      Capital and Mr. Gendelman on page 56 and INVESCO on page 57, and Putnam on page 57.

[Graphic]
     Why invest in an
     international stock fund?

     International stock funds invest in a diversified portfolio of companies located in markets throughout the world. These companies can offer investment opportunities that are not available in the United States. Investing internationally also involves special risks not associated with investing in the U.S. stock market.


Nations International Equity Fund

[Graphic]
     Investment objective
     The Fund seeks long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

[Graphic]

     Principal investment strategies
     The Fund invests all of its assets in Nations International Equity Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in established companies located in at least three countries other than the United States. The investment managers select countries, including emerging market or developing countries, and companies they believe have the potential for growth.

The Master Portfolio primarily invests in equity securities which may include equity interests in foreign investment funds or trusts, convertible securities, real estate investment trust securities and depositary receipts.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The Master Portfolio may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The Master Portfolio is a "multi-manager" fund. It has three different investment managers. Each is responsible for managing approximately one-third of the Master Portfolio's assets. The managers all have different, but complementary, investment styles:

  .Marsico Capital combines "top down" analysis among sectors and regions around the world with a "bottom-up" analysis that focuses on investing in securities with earnings growth potential that may not be realized by other investors.

  .INVESCO uses a "bottom-up" approach, and favors well-established companies with above average financial strength and sustainable growth.

  .Putnam is a "core manager," focusing on stable, long-term investments, rather than growth or value stocks. It combines "bottom-up" stock selection with "top-down" country allocation.

The multi-manager strategy is based on the belief that having more than one manager may result in better performance and more stable returns over time.

A manager may sell a security when its price reaches the target set by the manager, when the company's growth prospects are deteriorating, when the manager believes other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations International Equity Fund has the following risks:

      .Investment strategy risk - The managers choose stocks they believe have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as expected, or will fall. There is also a risk that the Fund's multi-manager strategy may not result in better performance or more stable returns.

      .Foreign investment risk - Because the Master Portfolio invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. If the Master Portfolio invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      .Stock market risk - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Futures risk - This Master Portfolio may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                       Primary A
(Fees paid directly from your investment)               Shares
  Maximum sales charge (load) imposed on purchases       none
  Maximum deferred sales charge (load)                   none

Annual Fund operating expenses
(Expenses that are deducted from the Fund's assets)/1/
  Management fees                                        0.80%
  Other expenses/2/                                      0.35%
                                                         -----
                                                         1.15%
  Total annual Fund operating expenses                   =====

/1/ These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

/2/ Other expenses are based on estimates.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 year 3 years
Primary A Shares                                                  $117   $365

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 55.

[Graphic]
     Corporate fixed-income securities?

     This Fund focuses on fixed income securities issued by corporations. Corporate fixed income securities have the potential to pay higher income than U.S. Treasury securities with similar maturities.

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.



Nations Short-Term Income Fund

[Graphic]
     Investment objective
     The Fund seeks high current income consistent with minimal fluctuations of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its total assets in investment grade fixed income securities. The team may choose unrated securities if it believes they are of comparable quality to investment grade securities at the time of investment.

The Fund may invest in:

  .corporate debt securities, including bonds, notes and debentures

  .mortgage-related securities issued by governments, their agencies or instrumentalities, or corporations

  .asset-backed securities

  .U.S. government obligations

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Fund may invest in private placements to seek to enhance its yield.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be three years or less, and its duration will be three years or less.

When selecting individual investments, the team:

  .looks at a fixed income security's potential to generate both income and price appreciation

  .allocates assets among U.S. government obligations, including securities issued by government agencies, mortgage-backed securities and U.S. Treasury securities; asset-backed securities and corporate securities, based on how they are expected to perform under current market conditions, and on how they have performed in the past. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing
      in this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Short-Term Income Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Mortgage-related risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

      .Asset-backed securities risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                            Primary A
(Fees paid directly from your investment)                    Shares
Maximum sales charge (load) imposed on purchases              none
Maximum deferred sales charge (load)                          none

Annual Fund operating expenses
(Expenses that are deducted from the Fund's assets)
Management fees                                               0.30%
Other expenses/1/                                             0.31%
                                                             -----
Total annual Fund operating expenses                          0.61%
Fee waivers and/or reimbursements                            (0.10)%
                                                             -------
                                                              0.51%
Total net expenses/2/                                        =====

/1/ Other expenses are based on estimates.

/2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees until July 31, 2002. The figure shown here is after waivers. There is no guarantee that these waivers will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers shown above expire July 31, 2002 and are not reflected in the 3 year example

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                 1 year 3 years
Primary A Shares                                                  $52    $185

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 55.

[Graphic]
     U.S. government securities

     This Fund invests most of its assets in securities that are U.S. government issued or guaranteed. This means the Fund is generally not subject to credit risk, but it could earn less income than funds that invest in other kinds of fixed income securities.

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Short-Intermediate Government Fund

[Graphic]
     Investment objective
     The Fund seeks high current income consistent with modest fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund invests most of its assets in U.S. government obligations and repurchase agreements relating to these obligations. It may invest in mortgage-related securities issued or backed by the U.S. government, its agencies or instrumentalities, or corporations.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be five years or less, and its duration will be four years or less.

When selecting individual investments, the team:

  .looks at a fixed income security's potential to generate both income and price appreciation

  .allocates assets primarily among U.S. government obligations, including securities issued by government agencies, mortgage-backed securities and U.S. Treasury securities, based on how they are expected to perform under current market conditions, and on how they have performed in the past. The team may change the allocations when market conditions change

  .selects securities using structure analysis, which evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing
      in this Fund in Other
      important information
      and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Short-Intermediate Government Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests may not be investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Mortgage-related risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

     . Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                            Primary A
(Fees paid directly from your investment)                    Shares
Maximum sales charge (load) imposed on purchases              none
Maximum deferred sales charge (load)                          none
Annual Fund operating expenses
(Expenses that are deducted from the Fund's assets)
Management fees                                               0.30%
Other expenses/1/                                             0.29%
                                                              -----

                                                              0.59%
Total annual Fund operating expenses                          =====

/1/ Other expenses are based on estimates.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                 1 year 3 years
Primary A Shares                                                  $60    $189

[Graphic]
     About the sub-adviser

     The Fund does not have its own investment adviser or sub-adviser because it's a "feeder fund." A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

     BA Advisors is the Master Portfolio's investment adviser, and BACAP is its sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Master Portfolio.

     [Graphic]
      You'll find more about
      BACAP on page 55.

[Graphic]
     Intermediate-term securities

     The team focuses on fixed income securities with intermediate terms. While these securities generally won't earn much income as securities with longer terms, they tend to be sensitive to changes in interest rates.

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Intermediate Bond Fund


[Graphic]
     Investment objective
     The Fund seeks to obtain interest income and capital appreciation.

[Graphic]

     Principal investment strategies
     The Fund invests all of its assets in Nations Intermediate Bond Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in intermediate and longer-term fixed income securities that are rated investment grade. The Master Portfolio can invest up to 35% of its assets in mortgage-backed securities, including collateralized mortgage obligations
(CMOs), that are backed by the U.S government, its agencies or instrumentalities, or corporations.

The Master Portfolio can invest up to 10% of its assets in high yield debt securities.

The Master Portfolio may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Master Portfolio may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Master Portfolio may invest in private placements to seek to enhance its yield.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Master Portfolio's average dollar-weighted maturity will be between three and six years. Its duration generally will be the same as the Lehman Intermediate Government/Corporate Bond Index.

When selecting individual investments, the team:

  .looks at a fixed income security's potential to generate both income and price appreciation

  .allocates assets among U.S. corporate securities and mortgage-backed securities, based on how they are expected to perform under current market conditions, and on how they have performed in the past. The team may change the allocations when market conditions change

  .selects securities using structure analysis, which evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Master
   Portfolio's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Master Portfolio's investments in securities of many different issuers

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

   [Graphic]
     You'll find more about
     other risks of investing
     in this Fund in Other
     important information
     and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Intermediate Bond Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses for the Master Portfolio will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Master Portfolio could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Master Portfolio invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Mortgage-related risk - The value of the Master Portfolio's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Master Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields.

      .Investment in other Nations Funds - The Master Portfolio may pursue its high yield and foreign securities strategies by investing in High Yield Portfolio and International Bond Portfolio, respectively, rather than directly in high yield and foreign securities. High Yield Portfolio and International Bond Portfolio are registered investment companies in the Nations Funds Family whose interests are offered by private placements only. BA Advisors and its affiliates are entitled to receive fees from High Yield Portfolio and International Bond Portfolio for providing services in addition to the fees which they are entitled to receive from the Master Portfolio or Fund for services provided directly. BA Advisors and its affiliates may waive fees which they are entitled to receive from either Portfolio.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.



[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                       Primary A
(Fees paid directly from your investment)               Shares
  Maximum sales charge (load) imposed on purchases       none
  Maximum deferred sales charge (load)                   none

Annual Fund operating expenses
(Expenses that are deducted from the Fund's assets)/1/
  Management fees                                        0.40%
  Other expenses/2/                                      0.41%
                                                         -----

                                                         0.81%
  Total annual Fund operating expenses/3/                =====

/1/ These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

/2/ Other expenses are based on estimates.

/3/ The Fund's Investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to the level shown above until July 31, 2002. There is no guarantee that this limitation will continue after this date. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation shown above.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 year 3 years
Primary A Shares                                                  $83    $259

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 55.


[Graphic]
     More investment opportunities

     This Fund can invest in a wide range of fixed income securities. This allows the team to focus on securities that offer the potential for higher returns.


Nations Bond Fund

[Graphic]
     Investment objective
     The Fund seeks total return by investing in investment grade fixed income securities.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in investment grade fixed income securities. The team may choose unrated securities if it believes they are of comparable quality to investment grade securities at the time of investment.

The Fund may invest in:

  .corporate debt securities, including bonds, notes and debentures

  .U.S. government obligations

  .foreign debt securities denominated in U.S. dollars

  .mortgage-related securities issued by governments, their agencies or instrumentalities, or corporations

  .asset-backed securities

  .municipal securities

The Fund may invest up to 10% of its total assets in high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Fund may invest in private placements to seek to enhance its yield.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be 10 years or less and will never be more than 15 years.

When selecting individual investments, the team:

  .looks at a fixed income security's potential to generate both income and price appreciation

  .allocates assets primarily among U.S. government obligations, including securities issued by government agencies, mortgage-backed securities and U.S. Treasury securities; and corporate securities, based on how they are expected to perform under current market conditions, and on how they have performed in the past. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Bond Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Mortgage-related risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

      .Investment in other Nations Funds - The Fund may pursue its high yield and foreign securities strategies by investing in High Yield Portfolio and International Bond Portfolio, respectively, rather than directly in high yield and foreign securities. High Yield Portfolio and International Bond Portfolio are registered investment companies in the Nations Funds Family whose interests are offered by private placements only. BA Advisors and its affiliates are entitled to receive fees from High Yield Portfolio and International Bond Portfolio for providing services in addition to the fees which they are entitled to receive from Nations Bond Fund for services provided directly. BA Advisors and its affiliates may waive fees which they are entitled to receive from either Portfolio.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees --shareholders fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                                      Primary A
(Fees paid directly from your investment)                              Shares
Maximum sales charge (load) imposed on purchases                        none
Maximum deferred sales charge (load)                                    none

Annual Fund operating expenses
(Expenses that are deducted from the Fund's assets)
Management fees                                                         0.40%
Other expenses/1/                                                       0.27%
                                                                        -----

                                                                        0.67%
Total annual Fund operating expenses                                    =====

/1/ Other expenses are based on estimates.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 year 3 years
Primary A Shares                                                  $68    $214

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 55.

[Graphic]
     Moderate risk, moderate
     income potential

     This Fund has relatively moderate risk compared with the other Nations Funds Municipal Bond Funds because it has a duration of between three and six years. Duration is a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates.

     The Fund's value will tend to change more when interest rates change than the value of Nations Short-Term Municipal Income Fund, but it could also earn more income.

     Its value will change less when interest rates change than the value of Nations Municipal Income Fund, but it could also earn less income.


Nations Intermediate Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income tax consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     Under normal circumstances, the Fund invests at least 80% of its net assets plus investment borrowings in investment grade municipal securities, which pay interest that is generally free from federal income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team looks at a security's potential to generate both income and price appreciation. The team:

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

   [Graphic]
    You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to the federal alternative minimum tax, and state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                            Primary A
(Fees paid directly from your investment)                    Shares
Maximum sales charge (load) imposed on purchases              none
Maximum deferred sales charge (load)                          none

Annual Fund operating expenses
(Expenses that are deducted from the Fund's assets)
Management fees                                               0.40%
Other expenses/1/                                             0.28%
                                                             -----
Total annual Fund operating expenses                          0.68%
Fee waivers and/or reimbursements                            (0.18)%
                                                             -------

                                                              0.50%
Total net expenses/2/                                        =====

/1/ Other expenses are based on estimates.

/2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this agreement if such recovery does not cause the Fund's expenses to exceed the expense level shown above.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3 year example

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                        1 year 3 years
Primary A Shares                         $51    $199

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 55.

[Graphic]
     This Fund at a glance

     . Who should consider investing: Residents of California

      . Duration: More than 6 years

      . Income potential: High

      . Risk potential: High

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.



Nations California Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income free of federal income tax and California state individual income tax as is consistent with prudent investment management and preservation of capital.

[Graphic]

     Principal investment strategies
     Under normal circumstances, the Fund invests at least 80% of its net assets plus investment borrowings in securities that pay interest that is generally free from federal income tax and California state individual income tax. The Fund also normally invests at least 80% of its assets in investment grade municipal securities.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be more than seven years, and its duration will be more than six years.

When selecting individual investments, the team:

  .looks at a security's potential to generate both income and price appreciation

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.





[Graphic]

     Risks and other things to consider
     Nations California Municipal Bond Fund has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

      .State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. Adverse conditions affecting California generally could have an impact on California municipal securities.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.


[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

 Shareholder fees                                                      Primary A
 (Fees paid directly from your investment)                              Shares
Maximum sales charge (load) imposed on purchases                         none
Maximum deferred sales charge (load)                                     none

 Annual Fund operating expenses
 (Expenses that are deducted from the Fund's assets)
Management fees                                                          0.50%
Other expenses/1/                                                        0.32%
                                                                        -----
Total annual Fund operating expenses                                     0.82%
Fee waivers and/or reimbursements                                       (0.22)%
                                                                        -------
                                                                         0.60%
Total net expenses/2/                                                   =====

/1/ Other expenses are based on estimates.

/2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this agreement if such recovery does not cause the Fund's expenses to exceed the expense level shown above.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3 year example

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 year 3 years
Primary A Shares                                                  $61    $240

[Graphic]

      Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 7. The following are some other risks and information you should consider before you invest:

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      .Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest up to 25% of their assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Funds.

      .Foreign investment risk - Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

      .Securities lending program - A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

      .Portfolio turnover - A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255


[Graphic]
      How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pay BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive:

Annual investment advisory fee, as a % of average daily net assets

                                                         Maximum
                                                         advisory
                                                           fee
              Nations Convertible Securities Fund         0.65%
              Nations Value Fund                          0.65%
              Nations Strategic Growth Fund/1/            0.65%
              Nations Capital Growth Fund                 0.65%
              Nations MidCap Growth Fund                  0.65%
              Nations Small Company Fund                  0.90%
              Nations International Equity Fund/1/        0.80%
              Nations Short-Term Income Fund              0.30%
              Nations Short-Intermediate Government Fund  0.30%
              Nations Intermediate Bond Fund/1/           0.40%
              Nations Bond Fund                           0.40%
              Nations Intermediate Municipal Bond Fund    0.40%
              Nations California Municipal Bond Fund      0.50%

/1/These funds don't have their own investment adviser because they invest in Nations Strategic Growth Master Portfolio, Nations International Equity Master Portfolio and Nations Intermediate Bond Master Portfolio, respectively. BA Advisors is the investment adviser to each Master Portfolio.

[Graphic]
     Banc of America
     Capital Management, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255


Investment sub-advisers
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

[Graphic]
     Marsico Capital
     Management, LLC

     1200 17th Street
     Suite 1300
     Denver, Colorado 80202



BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.


Fund                                     BACAP Team
Nations Convertible Securities Fund      Income Strategies Team
Nations Value Fund                       Value Strategies Team
Nations Strategic Growth Fund/1/         Growth Strategies Team
Nations Capital Growth Fund              Growth Strategies Team
Nations MidCap Growth Fund               Growth Strategies Team
Nations Small Company Fund               SmallCap Strategies Team
Nations Short-Term Income Fund           Fixed Income Management Team
Nations Short-Intermediate Government    Fixed Income Management Team
 Fund
Nations Intermediate Bond Fund/1/        Fixed Income Management Team
Nations Bond Fund                        Fixed Income Management Team
Nations Intermediate Municipal Bond Fund Municipal Fixed Income Management Team
Nations California Municipal Bond Fund   Municipal Fixed Income Management Team

/1/ Nations Strategic Growth Fund and Nations Intermediate Bond Fund don't have their own investment sub-adviser because they invest in Nations Strategic Growth Master Portfolio and Nations Intermediate Bond Master Portfolio, respectively. BACAP is the investment sub-adviser to the Master Portfolios.

Marsico Capital Management, LLC
Marsico Capital is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. Marsico Capital currently has over $12 billion in assets under management.

Marsico Capital is a co-investment sub-adviser to:

  .Nations International Equity Master Portfolio

James G. Gendelman is the portfolio manager of Nations Marsico International Opportunities Master Portfolio and Marsico Capital's portion of Nations International Equity Master Portfolio. Prior to joining Marsico Capital in May, 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a Bachelor's degree in Accounting from Michigan State University and an MBA in Finance from the University of Chicago. Mr. Gendelman was an accountant for Ernst & Young from 1983 to 1985.

[Graphic]
     INVESCO Global Asset
     Management (N.A.), Inc.

     1360 Peachtree Street, N.E.
     Atlanta, Georgia 30309

[Graphic]
     Putnam Investment
     Management LLC

     One Post Office Square
     Boston, Massachusetts 02109

[Graphic]
     Stephens Inc.

     111 Center Street Little Rock, Arkansas 72201

     The financial institution or intermediary that buys shares for you is also referred to as a selling or servicing agent. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

[Graphic]
     PFPC Inc.

     400 Bellevue Parkway Wilmington, Delaware 19809


INVESCO Global Asset Management (N.A.), Inc.
INVESCO Global is a division of AMVESCAP PLC, a publicly traded UK financial holding company located in London.

INVESCO Global is one of the three investment sub-advisers to Nations International Equity Master Portfolio. INVESCO's International Equity Portfolio Management Team is responsible for making the day-to-day investment decisions for its portion of the Master Portfolio.

Putnam Investment Management LLC
Putnam is a wholly-owned subsidiary of Putnam Investments, Inc., which, except for shares held by employees, is owned by Marsh & McLennan Companies.

Putnam is one of three investment sub-advisers to Nations International Equity Master Portfolio. Putnam's Core International Equity Group is responsible for making the day-to-day investment decisions for its portion of the Master Portfolio.

Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds and is paid monthly, as follows:

                   Stock Funds                         0.23%
                   International Stock Fund            0.22%
                   Government and Corporate Bond Funds 0.22%
                   Municipal Bond Funds                0.22%

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------


[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.



[Graphic]
      Buying, selling and exchanging shares

This prospectus offers Primary A Shares of the Funds. Here are some general rules about this class of shares:

  .Primary A Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

    .Bank of America and certain of its affiliates

    .certain other financial institutions and intermediaries, including financial planners and investment advisers

    .institutional investors

    .charitable foundations (except Nations California Municipal Bond Fund)

    .endowments

    .other Funds in Nations Funds Family

  .The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Primary A Shares.

  .There is no minimum amount for additional investments.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Primary A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions, or you need help placing an order.

[Graphic]
     A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

     The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.


How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     Buying shares

     Here are some general rules for buying shares:

         .You buy Primary A Shares at net asset value per share.

         .If we don't receive payment within three business days of receiving an order, we'll refuse the order. We'll return any payment received for orders that we refuse.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

         .Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

[Graphic]
     You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.


[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator. (This is not applicable to Nations California Municipal Bond Fund.)

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

         .You can exchange Primary A Shares of a Fund for Primary A Shares of any other Nations Fund. In some cases, the only Money Market Fund option is Trust Class Shares of Nations Reserves Money Market Funds.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.



[Graphic]
      Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

All of the Funds distribute any net realized capital gain at least once a year. The frequency of distributions of net investment income varies by Fund:

                                                       Frequency of
        Fund                                       income distributions
        Nations Convertible Securities Fund             quarterly
        Nations Value Fund                               monthly
        Nations Strategic Growth Fund                    monthly
        Nations Capital Growth Fund                      monthly
        Nations MidCap Growth Fund                      quarterly
        Nations Small Company Fund                       monthly
        Nations International Equity Fund               quarterly
        Nations Short-Term Income Fund                   monthly
        Nations Short-Intermediate Government Fund       monthly
        Nations Intermediate Bond Fund                   monthly
        Nations Bond Fund                                monthly
        Nations Intermediate Municipal Bond Fund         monthly
        Nations California Municipal Bond Fund           monthly

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

     [Graphic]
      For more information about
      taxes, please see the SAI.



We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and realizes and distributes the gain. This distribution is also subject to tax. The Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

How taxes affect your investment
Distributions that come from net investment income, net short-term capital gain and certain other items generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Municipal Bond Funds
Distributions that come from a Municipal Bond Fund's tax-exempt interest income are generally free from federal income tax, but may be subject to state and local tax. These distributions are generally not subject to state income tax (or other applicable state tax) if a Fund invests primarily in securities from that state and its subdivisions. For example, you generally won't be subject to California state individual income tax on distributions that come from Nations California Municipal Bond Fund's investments in California state and municipal debt obligations. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to the federal alternative minimum tax.

Any distributions that come from taxable income or realized capital gain are generally subject to tax. Distributions that come from taxable income, net short-term capital gain and certain other items generally are taxable to you as ordinary income. Distributions of net long-term capital gain generally are taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions from these Funds when determining their taxable income.

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Foreign taxes
Mutual funds that maintain most of their portfolio in foreign securities -- like the International Stock Fund -- have special tax considerations. You'll generally be required to:

  .include in your gross income your proportional amount of foreign taxes paid by the fund

  .treat this amount as foreign taxes you paid directly

  .either deduct this amount when calculating your income, or subject to certain conditions and limitations, claim this amount as a foreign tax credit against your federal income tax liability

In general, if you are an individual, each year you can claim up to $300 ($600 if you're filing jointly) of foreign taxes paid (or deemed paid) by you as a foreign tax credit against your federal income tax liability.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest each Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

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[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.


[Graphic]
       Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

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Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Convertible Securities Index - a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

CSFB Global High Yield Index - the Credit Suisse First Boston Global High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

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Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

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High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman 3-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of two to three years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman 7-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government Bond Index - an unmanaged index of government bonds with an average maturity of approximately nine years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Intermediate Government Bond Index - an unmanaged index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Intermediate Government/Corporate Bond Index - an unmanaged index of all publicly issued investment grade corporate, U.S. Treasury, and U.S. government and agency securities with maturities of 1 to 10 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

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Lehman Municipal Bond Index - a broad-based, unmanaged index of 8,000 investment grade bonds with long-term maturities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Merrill Lynch 1-3 Year Treasury Index - an unmanaged index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index. The index reflects the relative size of each market consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investment. It is not available for investment.

MSCI World Index - Morgan Stanley Capital International World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is not available for investment.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

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Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

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Repurchase agreement - a short-term (often overnight) investment arrangement.
The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Growth Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Index - an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Growth Index - an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Companies in the Russell 2000 Growth Index tend to exhibit higher price-to-book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

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Russell 3000 Growth Index - an unmanaged index comprised of securities in the
Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000 Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500/1 /- Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/BARRA Value Index/1 /- an unmanaged index of a subset of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/IFC Investables Index - an unmanaged index that tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, Eastern Europe, Africa and the Middle East. The index is weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P MidCap 400/1 /- an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SmallCap 600/1 /- Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SuperComposite 1500/1 /- an unmanaged index created by Standard & Poors combining the companies represented in three other indices -- the S&P 500, MidCap 400, and SmallCap 600. The index represents 87% of the total capitalization of U.S. equity markets. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

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Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

/1/ S&P and BARRA have not reviewed any stock included in the S&P
    SuperComposite 1500, S&P 500, S&P SmallCap 600, S&P MidCap 400 Index or BARRA Value Index for its investment merit. S&P and BARRA determine and calculate their indices independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indices to track stock market performance. S&P and BARRA make no guarantees about the indices, any data included in them and the suitability of the indices or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc.

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     SEC file number:
     Nations Funds Trust, 811-09645

     COMPROPA-1/02



[Graphic]
      Where to find more information

You'll find more information about Nations Funds Stock, International Stock, Government & Corporate Bond and Municipal Bond Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

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